Commitments and Contingencies (Details)			1 Months Ended		12 Months Ended
	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 EUR (€)	Dec. 31, 2017 USD ($) installment	Dec. 31, 2017 EUR (€) installment claim	Dec. 31, 2016 EUR (€)
Commitments and Contingencies
Claims known to management related to activities of company | claim						0
Research and development commitments | €						€ 7,704,000	€ 8,856,000
Less than 1 year
Commitments and Contingencies
Research and development commitments | €						6,094,000
Patent license agreement
Commitments and Contingencies
Milestone payment on achievement of development and regulatory milestones					$ 700,000	584,000
Annual license fee					$ 10,000	€ 8,000
Royalty obligation as a percentage of net sales					2.00%	2.00%
Clinical support agreement | Cystic Fibrosis Foundation Therapeutics Inc
Commitments and Contingencies
Milestone payment on achievement of first commercial sale					$ 16,000,000	€ 13,000,000
Number of milestone payment installments | installment					3	3
Contribution to support clinical development			$ 3,000,000	€ 2,500,000
Milestone payment on achievement of net sales exceeding threshold limit					$ 3,000,000	€ 2,500,000
Threshold sales for milestone payment					500,000,000	417,000,000
Milestone payment on transfer, sells or licenses other than for clinical or development purposes					$ 6,000,000	€ 5,000,000
Period after first commercial sale for payment of first installment					90 days	90 days
Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Milestone payment on achievement of first commercial sale					$ 37,500,000	€ 31,300,000
Number of milestone payment installments | installment					4	4
Milestone payment on transfer, sells or licenses other than for clinical or development purposes					$ 15,000,000	€ 12,500,000
Period after first commercial sale for payment of first installment					60 days	60 days
Minimum
Commitments and Contingencies
Research And Commitments Period					1 year	1 year
Maximum
Commitments and Contingencies
Research And Commitments Period					5 years	5 years
Forecast | Entering into partnership | Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Contribution to support clinical development	$ 7,500,000	€ 6,300,000